Common Control Asset Acquisitions (Details) - USD ($)		12 Months Ended
	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Mar. 19, 2021
Common Control Asset Acquisitions (Details) [Line Items]
Pursuant to the terms of the agreement		$ 920	$ 894	$ 1,016
Common stock shares issued (in Shares)		9,200,405	8,937,905	10,155,434
Additionally paid		$ 5,843,622	$ 5,525,773	$ 9,780,526	$ 40,930
Pursuant to the terms		261,197
Pursuant to the terms	$ 100,000
Shares issued (in Shares)	666,667
Consideration issued		$ 100,067
Common Stock [Member]
Common Control Asset Acquisitions (Details) [Line Items]
Common stock shares issued (in Shares)					2,666,667
Shares issued (in Shares)			3,333,334
Dollinger Holdings LLC [Member]
Common Control Asset Acquisitions (Details) [Line Items]
Pursuant to the terms of the agreement					$ 220,000